Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2016
Registrant Name	LAZARD FUNDS INC
Central Index Key	0000874964
Amendment Flag	false
Document Creation Date	Sep. 11, 2017
Document Effective Date	Sep. 11, 2017
Prospectus Date	May 01, 2017